Victory Integrity Small-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Investment Objective
The Fund seeks to provide long-term capital growth.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 11 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 40 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Integrity Small-Cap Value Fund	Class A		Class C		Class R	Class R6	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 14 of the Fund's Prospectus.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Integrity Small-Cap Value Fund		Class A	Class C	Class R	Class R6	Class Y
Management Fees		0.88%	0.88%	0.88%	0.88%	0.88%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.34%	0.36%	0.54%	0.16%	0.31%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expense		1.51%	2.28%	1.96%	1.08%	1.23%
Fee Waiver/Expense Reimbursement		none	none	(0.17%)	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.51%	2.28%	1.79%	1.08%	1.23%
[1]	Acquired Fund Fees and Expenses are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A, C, R, R6 and Y shares of the Fund (excluding Acquired Fund Fees and Expenses and certain items such as interest, taxes and brokerage commissions) do not exceed the total net annual operating expenses of, respectively, Class A, C, R, R6 and Y shares of the Fund's predecessor, a series of the Munder Series Trust that was managed by Munder Capital Management and sub-advised by Integrity Asset Management, LLC. ("MST Munder Veracity Small-Cap Value Fund"), as of June 30, 2014. This agreement will remain in place for two years after the reorganization of the MST Munder Small-Cap Value Fund into the Fund (expected to be through October 31, 2016). As a result of this agreement, during that two year period, total annual operating expenses of the Fund's Class A, C, R, R6 and Y shares will not exceed 1.50%, 2.25%, 1.75%, 1.07% and 1.25%, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Integrity Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	720	1,025	1,351	2,273
Class C	331	712	1,220	2,615
Class R	182	582	1,025	2,257
Class R6	110	343	595	1,317
Class Y	125	390	676	1,489

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Integrity Small-Cap Value Fund Class C	231	712	1,220	2,615

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the MST Munder Veracity Small-Cap Value Fund, predecessor to the Fund, was 92% of the average value of its portfolio.

Principal Investment Strategy

The Adviser pursues long-term capital growth in the Fund by investing, under normal circumstances, at least 80% of the Fund's net assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small-capitalization companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. Small-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell 2000TM Index ($14 million to $1.8 billion as of June 30, 2014). Under normal circumstances, the Fund may invest up to 20% of its net assets in equity securities of larger companies. The Fund also may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

When selecting securities to invest in, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser chooses the Fund's investments by employing a value-oriented approach that focuses on securities that offer value with improving investor sentiment. The Adviser finds these value-oriented investments by, among other things: (i) rigorously analyzing the company's financial characteristics and assessing the quality of the company's management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials sector and particularly those companies within the real estate investment trust (REIT) industry.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  The portfolio manager may not execute the Fund's principal investment strategy effectively.

■  A company's earnings may not increase as expected.

■  Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

■  Smaller companies may lose market share or profits. Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, more established companies.

■  To the extent the Fund focuses in one or more sectors, such as the financials sector and the REIT industry, market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates. REITs are particularly subject to the risks of declining real estate values, changing economic conditions and increasing interest rates.

■  Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class R, Class R6 and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 2000® Value Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A, Class C, Class R, Class R6 and Y shares reflect the historical performance of, respectively, the Class A, Class C, Class R, Class R6 and Class Y shares of the MST Munder Veracity Small-Cap Value Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund's performance has not been restated to reflect any differences in the expenses of the MST Munder Veracity Small-Cap Value Fund. The MST Munder Veracity Small-Cap Value Fund's information and financial history in this Prospectus for the periods prior to May 14, 2011 are that of the Veracity Small Cap Value Fund (the predecessor to the MST Munder Veracity Small-Cap Value Fund). The Veracity Small Cap Value Fund offered Class R and Class I shares, which were similar to the MST Munder Veracity Small-Cap Value Fund's Class A and Class Y shares, respectively. The performance for Class A shares in the bar chart and table below for the periods prior to May 14, 2011 is the performance and inception date of the Veracity Small Cap Value Fund's Class R shares. The performance for Class Y shares in the table below for the period prior to May 14, 2011 is the performance and inception date of the Veracity Small Cap Value fund's Class I shares. The performance for Class A and Class Y shares have not been restated to reflect any difference in the expenses of the Veracity Small Cap Value Fund's Class R and I shares, respectively. The performance for Class C and Class R shares in the table below for the periods prior to May 14, 2011 is the performance and inception date of the Veracity Small Cap Value Fund's Class I shares adjusted for differences in the applicable sales loads and Rule 12b-1 fees of each respective class.

(Results do not include a sales charge. If one were included, results would be lower.)
Calendar Year Returns for Class A Shares

YTD through 6/30/14: 6.02% Highest/lowest quarterly results during this time period were: Highest 23.78% (quarter ended June 30, 2009) Lowest -20.78% (quarter ended December 31, 2008)
Average Annual Total Returns (For the Periods ended December 31, 2013)
Average Annual Returns Victory Integrity Small-Cap Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	32.91%	21.85%		9.92%	[1]	Mar. 30, 2004
Class C	38.64%	21.05%		8.66%	[1]	Jul. 07, 2005
Class R	40.36%	21.60%		9.19%	[1]	Jul. 07, 2005
Class R6	41.21%	37.86%	[2]			Jun. 01, 2012
Class Y	41.02%	22.16%		9.71%	[1]	Jul. 07, 2005
After Taxes on Distributions Class A	32.89%	21.84%		9.61%	[1]
After Taxes on Distributions and Sale of Fund Shares Class A	18.64%	17.97%		8.15%	[1]
Russell 2000® Value Index Index returns reflect no deduction for fees, expenses, or taxes.	34.52%	17.64%		8.09%	[1]	Mar. 30, 2004
[1]	Inception dates of Class A, Class C, Class R and Class Y shares are March 30, 2004, July 7, 2005, July 7, 2005 and July 7, 2005, respectively. The Index returns correspond to an inception date of March 30, 2004.
[2]	Inception date of Class R6 shares is June 1, 2012.